Maturities of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
2014	$ 7,500
2015	307,500
2016	7,500
2017	507,500
2018	716,250
Thereafter	890,000
Total	$ 2,436,250